Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Federal Home Loan Banks [Abstract]
Shareholders' Equity
16. SHAREHOLDERS’ EQUITY
Dividends
The Company declared cash dividends per ordinary share during the periods presented as follows:

	2017		2018		2019
	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)	Dividends Per Share (US$)	Amount (in US$ thousand)
First quarter	$0.050	$7,134	$0.075	$10,832	$0.075	$10,956
Second quarter	$0.050	7,148	$0.075	10,835	$0.075	10,957
Third quarter	$0.050	7,155	$0.075	10,843	$0.075	10,029
Fourth quarter	$0.075	10,737	$0.075	10,849	$0.0875	12,171

		$32,174		$43,359		$44,113

Beginning on November 2, 2015, the board of directors, instead of declaring a quarterly dividend, declared an annual dividend of
US
$
0.60
, equivalent to
US
$
0.15
per ordinary shares, payable in four quarterly installments. The board of directors declared annual dividends of
US
$
1.20
,
US
$1.20 and
US
$1.40, equivalent to
US
$
0.30
,
US
$
0.30
and
US
$
0.35
per common share, payable in four quarterly installments on October 24, 2017, October 29, 2018 and October 25, 2019, respectively. Future dividends, if any, will be declared by and subject to the discretion of the Company’s board of directors. If the Company’s board of directors decides to distribute dividends, the form, frequency and amount of such dividends will depend upon the Company’s future operations and earnings, capital requirements and surplus, general financial condition, contractual restrictions and other factors the board of directors may deem relevant
.
Any future dividend the Company declares will be paid to the holders of ADSs, subject to the terms of the deposit agreement, to the same extent as holders of the Company’s ordinary shares, to the extent permitted by applicable laws and regulations, less the fees and expenses payable under the deposit agreement. Any dividend the Company declares will be distributed by the depositary bank to the holders of our ADSs. Cash dividends on our ordinary shares, if any, will be paid in U.S. dollars. For non-cash financing activities, net increase in dividends payable arising from the declared dividend was US$11,069 thousand, US$420 thousand and US$4,048 thousand for the year ended December 31, 2017, 2018 and 2019, respectively.
Treasury Stock
On November 21, 2018, the board of directors of the Company approved share buyback plans to repurchase up to
US$200
million of the Company’s ADSs over a 24 month period. The program did not obligate the Company to acquire any particular amount of ADS and the program may be modified or suspended at any time at the Company’s discretion. All the treasury stock under this share repurchase program was retired in September 2019.
For the years ended December 31, 2018 and 2019, the Company repurchased 1,006 thousand and 762 thousand ADSs for a total cost of US$34,755 thousand and US$25,103 thousand, respectively. The weighted average purchase price per ADS repurchased was US$34.54 and US$32.82 in 2018 and 2019, respectively.